Consolidated Balance Sheets (March 31, 2012 unaudited) (Parentheticals) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Preferred Stock, shares authorized	20,000,000	20,000,000
Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares issued	4,820,000	4,820,000
Preferred Stock, shares outstanding	4,820,000	4,820,000
Common Stock - par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common Stock - shares authorized	100,000,000	100,000,000
Common Stock - shares issued	22,754,205	22,059,803
Common Stock - shares outstanding	22,564,601	21,870,199
Treasury stock, shares held	189,604	189,604
Series B Convertible Preferred Stock Member
Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares issued	5,966,792	5,966,792
Preferred Stock, shares outstanding	5,966,792	5,966,792